Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Series A Common and Common Shares	Additional Paid-In Capital	Treasury Shares	Retained Earnings	Total U.S. Cellular Shareholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2009	$ 3,442,233	$ 88,074	$ 1,356,322	$ (69,616)	$ 2,015,752	$ 3,390,532	$ 51,701
Add (Deduct)
Net income attributable to U.S. Cellular shareholders	136,074				136,074	136,074
Net income attributable to noncontrolling interests classified as equity	22,992						22,992
Repurchase of Common Shares	(52,827)			(52,827)		(52,827)
Incentive and compensation plans	1,114		606	16,827	(16,319)	1,114
Stock-based compensation awards	18,044		18,044			18,044
Tax windfall (shortfall) from stock awards	(2,217)		(2,217)			(2,217)
Distributions to noncontrolling interests	(19,631)						(19,631)
Adjust investment in subsidiaries for noncontrolling interest purchase	(5,812)		(4,268)			(4,268)	(1,544)
Ending balance at Dec. 31, 2010	3,539,970	88,074	1,368,487	(105,616)	2,135,507	3,486,452	53,518
Add (Deduct)
Net income attributable to U.S. Cellular shareholders	175,041				175,041	175,041
Net income attributable to noncontrolling interests classified as equity	23,532						23,532
Repurchase of Common Shares	(62,294)			(62,294)		(62,294)
Incentive and compensation plans	1,965		57	15,093	(13,185)	1,965
Stock-based compensation awards	20,183		20,183			20,183
Tax windfall (shortfall) from stock awards	(1,386)		(1,386)			(1,386)
Distributions to noncontrolling interests	(21,094)						(21,094)
Ending balance at Dec. 31, 2011	3,675,917	88,074	1,387,341	(152,817)	2,297,363	3,619,961	55,956
Add (Deduct)
Net income attributable to U.S. Cellular shareholders	111,006				111,006	111,006
Net income attributable to noncontrolling interests classified as equity	30,019						30,019
Repurchase of Common Shares	(20,045)			(20,045)		(20,045)
Incentive and compensation plans	(2,042)		137	7,138	(9,317)	(2,042)
Stock-based compensation awards	21,249		21,249			21,249
Tax windfall (shortfall) from stock awards	(1,518)		(1,518)			(1,518)
Distributions to noncontrolling interests	(22,970)						(22,970)
Adjust investment in subsidiaries for noncontrolling interest purchase	3,658		5,244			5,244	(1,586)
Other	(27)						(27)
Ending balance at Dec. 31, 2012	$ 3,795,247	$ 88,074	$ 1,412,453	$ (165,724)	$ 2,399,052	$ 3,733,855	$ 61,392